Supplemental Information - Supplemental Information of Income Statement (Detail) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Revenues
Net sales	$ 5,076	$ 5,625
Finance and interest income	296	335
Total Revenues	5,372	5,960
Costs and Expenses
Cost of goods sold	4,238	4,716
Selling, general and administrative expenses	546	567
Research and development expenses	183	190
Restructuring expenses	15	12
Interest expense	230	284
Other, net	630	100
Total Costs and Expenses	5,842	5,869
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates	(470)	91
Income taxes	40	77
Equity income of unconsolidated subsidiaries and affiliates	(3)	9
Net income (loss)	(513)	23
Industrial Activities [Member]
Revenues
Net sales	5,076	5,625
Finance and interest income	31	71
Total Revenues	5,107	5,696
Costs and Expenses
Cost of goods sold	4,238	4,716
Selling, general and administrative expenses	477	496
Research and development expenses	183	190
Restructuring expenses	15	12
Interest expense	150	174
Interest compensation to Financial Services	76	71
Other, net	565	73
Total Costs and Expenses	5,704	5,732
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates	(597)	(36)
Income taxes	(6)	30
Equity income of unconsolidated subsidiaries and affiliates	(9)	4
Results from intersegment investments	87	85
Net income (loss)	(513)	23
Financial services [Member]
Revenues
Finance and interest income	388	413
Total Revenues	388	413
Costs and Expenses
Selling, general and administrative expenses	69	71
Interest expense	126	156
Other, net	66	59
Total Costs and Expenses	261	286
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates	127	127
Income taxes	46	47
Equity income of unconsolidated subsidiaries and affiliates	6	5
Net income (loss)	$ 87	$ 85